Financial Risk Management - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 4,866	$ 3,422
Increase in floating rate	10
Decrease in floating rate	10
Percentage of cash and cash equivalents to total assets	10.38%	8.25%
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 13,987	$ 15,231
Increase in floating rate	3	3
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 93	$ 167
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 166	181
Increase in floating rate	1
U.S. dollar / Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in floating rate	1
Euro / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 358	$ 175
Increase in floating rate	3